As filed with the Securities and Exchange Commission on September 18, 2020

File No. 333-169727

File No. 811-22480

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 21

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 24

ADVISER MANAGED TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)

(610) 676-1000

(Registrant’s Telephone Number)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 25, 2020 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate September 25, 2020 as the new effective date for Post-Effective Amendment No. 20, which was filed with the Securities and Exchange Commission on July 6, 2020 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001104659-20-081321) for the purpose of introducing the Tactical Offensive Enhanced Fixed Income Fund and reflecting changes to the principal investment strategy of the Tactical Offensive Fixed Income Fund (together the “Funds”), each a series of Adviser Managed Trust (the “Trust”).

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 20.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 20.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 20.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 21 to Registration Statement No. 333-169727 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of September, 2020.

ADVISER MANAGED TRUST
By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	September 18, 2020
William M. Doran

*	Trustee	September 18, 2020
George J. Sullivan, Jr.

*	Trustee	September 18, 2020
Nina Lesavoy

*	Trustee	September 18, 2020
James M. Williams

*	Trustee	September 18, 2020
Mitchell A. Johnson

*	Trustee	September 18, 2020
Hubert L. Harris, Jr.

*	Trustee	September 18, 2020
Susan C. Cote

*	Trustee	September 18, 2020
James B. Taylor

*	Trustee	September 18, 2020
Christine Reynolds

/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	September 18, 2020
Robert A. Nesher

/s/ Peter Rodriguez	Controller & Chief Financial Officer	September 18, 2020
Peter Rodriguez

*By:	/s/ Robert A. Nesher

Robert A. Nesher
Attorney-in-Fact

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